SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Extractive Industries [Abstract]
Beginning Balance	$ 9,350,890
Additional capitalization	15,374
Depletion	(315,657)	$ (258,850)
Ending Balance	$ 9,050,607